Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Current Assets
Cash and cash equivalents	$ 65,259	$ 153,091	$ 4,738
Prepaid expenses	61,248	71,761
Total Current Assets	126,507	224,852	4,738
Cash and securities held in Trust Account	100,074,557	99,985,042
Deferred offering costs			221,225
TOTAL ASSETS	100,201,064	100,209,894	225,963
Current Liabilities
Accounts payable and accrued expenses	361,758		20,783
Promissory note - related party	285,000
Loan from sponsor			25,294
Accrued offering costs			183,475
Total Current Liabilities	646,758		229,552
Deferred underwriting fees	4,000,000	5,000,000
Deferred legal fees payable	125,000	125,000
Total Liabilities	4,771,758	5,125,000	229,552
Commitments and Contingencies
Common stock subject to possible redemption, 9,036,193 and 9,009,837 shares at conversion value as of April 30, 2016 and October 31, 2015, respectively	90,429,305	90,084,893
Stockholders' Equity
Preferred stock, $0.001 par value; 5,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value; 25,000,000 shares authorized; 4,697,140 and 4,723,496 shares issued and outstanding (excluding 9,036,193 and 9,009,837 shares subject to possible redemption) as of April 30, 2016 and October 31, 2015, respectively	4,697	4,723	3,917
Additional paid-in capital	4,923,088	5,267,474	21,083
Retained earnings (Accumulated deficit)	72,216	(272,196)	(28,589)
Total Stockholders' Equity	5,000,001	5,000,001	(3,589)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 100,201,064	$ 100,209,894	$ 225,963